GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Government Grant [Abstract]
Summary of Deferred Government Grants

	2024	2023
	US$’000	US$’000
Deferred government grants	6,686	7,373
Current	532	68
Non-current	6,154	7,305